Stock based compensation (Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Years	Dec. 31, 2020 Years
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value of options granted | $	$ 2.21
Risk-free interest rate	1.27%	0.00%
Average forfeiture rate	0.00%	0.00%
Expected life (years) | Years	5.72	0
Expected share price volatility	71.62%	0.00%
Expected dividend yield	0.00%	0.00%